SCHEDULE OF CONSOLIDATED STATEMENTS OF CASH FLOWS (RESTATED) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Net loss attributable to Lottery.com Inc.	$ (5,969,321)	$ (4,218,088)	$ (11,678,299)	$ (7,478,525)	$ (25,537,315)	$ (59,999,072)
Adjustments to reconcile net loss to net cash used in operating activities:
Net income attributable to noncontrolling interest			(88,359)	(139,866)	279,747	(379,916)
Depreciation and amortization			2,615,728	2,796,518	5,691,379	5,601,374
Stock-based compensation expense					2,093,199	27,949,257
Changes in assets & liabilities:
Accounts receivable			(215,894)	39,165	184,406	(129,465)
Prepaid expenses			(29,125)	17,158	389,164	3,487,315
Other current assets			(261,451)	(41,630)	(189,082)	(492,351)
Other current assets			261,451	41,630	189,082	492,351
Trade payables			84,844	186,659	384,169	6,601,098
Deferred revenue			(53,571)	(53,572)	(107,143)	(698,049)
Accrued interest			216,369	528	374,703	307,912
Accrued interest			(216,369)	(528)	(374,703)	(307,912)
Other liabilities				616,556	542,083	625,028
Other long term assets				125,000		(1,169)
Net cash used by operating activities			(1,446,044)	(575,962)	(2,109,222)	(31,272,729)
Net cash provided by operating activities			(1,446,044)	(575,962)	(2,109,222)	(31,272,729)
Cash flow from investing activities
Net cash used in investing activities						(1,252,088)
Cash flow from financing activities
Proceeds from issuance of notes payable			964,985	675,906
Net cash provided by financing activities			964,985	675,906	2,270,993	(15,664)
Effect of exchange rate changes on cash			149,185	(148,351)	95,289	4,277
Net change in net cash and restricted cash			(331,874)	(48,407)	257,060	(32,536,204)
Cash and restricted cash at beginning of period			359,826	102,766	102,766	32,638,970
Cash and restricted cash at end of period	27,952	54,359	27,952	54,359	359,826	102,766	$ 32,638,970
Deferred tax liabilities							1,600,000
Income tax benefit	4,150		8,300		60,000	23,364	1,653,067
Goodwill	$ 11,227,491		11,227,491		11,227,491	19,590,758	1,653,067
Convertible debt							81,464
State taxes expense
State and Local Jurisdiction [Member]
Cash flow from financing activities
State taxes expense					60,000
Maximum [Member]
Cash flow from financing activities
Convertible debt							$ 48,925
Previously Reported [Member]
Cash flow from operating activities
Net loss attributable to Lottery.com Inc.					(24,664,751)
Adjustments to reconcile net loss to net cash used in operating activities:
Net income attributable to noncontrolling interest					(72,227)
Depreciation and amortization					4,498,477
Stock-based compensation expense					2,093,199
Loss on impairment of intangibles					7,510,000
Changes in assets & liabilities:
Accounts receivable					(184,406)
Prepaid expenses					(389,164)
Other current assets					107,398
Other current assets					(107,398)
Trade payables					401,901
Deferred revenue					(107,143)
Accrued interest					(383,064)
Accrued interest					383,064
Accrued and other expenses					6,892,501
Other liabilities					445,205
Other long term assets					125,000
Prior period adjustments to Accumulated Deficit (8)					0
Net cash used by operating activities					(2,028,602)
Net cash provided by operating activities					(2,028,602)
Cash flow from investing activities
Net cash used in investing activities
Cash flow from financing activities
Proceeds from issuance of notes payable					2,319,918
Net cash provided by financing activities					2,319,918
Effect of exchange rate changes on cash					(34,256)
Net change in net cash and restricted cash					257,060
Cash and restricted cash at beginning of period			359,826	102,766	102,766
Cash and restricted cash at end of period					359,826	102,766
Income tax benefit
Goodwill					12,880,558
Restated [Member]
Cash flow from operating activities
Net loss attributable to Lottery.com Inc.					(25,537,315)
Adjustments to reconcile net loss to net cash used in operating activities:
Net income attributable to noncontrolling interest					279,747
Depreciation and amortization					5,691,379
Stock-based compensation expense					2,093,199
Loss on impairment of intangibles					6,710,200
Changes in assets & liabilities:
Accounts receivable					(184,406)
Prepaid expenses					(389,164)
Other current assets					189,082
Other current assets					(189,082)
Trade payables					384,169
Deferred revenue					(107,143)
Accrued interest					(374,703)
Accrued interest					374,703
Accrued and other expenses					6,982,419
Other liabilities					542,083
Other long term assets					125,000
Prior period adjustments to Accumulated Deficit (8)					(32,151)
Net cash used by operating activities					(2,109,222)
Net cash provided by operating activities					(2,109,222)
Cash flow from investing activities
Net cash used in investing activities
Cash flow from financing activities
Proceeds from issuance of notes payable					2,270,993
Net cash provided by financing activities					2,270,993
Effect of exchange rate changes on cash					95,289
Net change in net cash and restricted cash					257,060
Cash and restricted cash at beginning of period			$ 359,826	$ 102,766	102,766
Cash and restricted cash at end of period					359,826	$ 102,766
Income tax benefit					60,000
Goodwill					11,227,491
Revision of Prior Period, Adjustment [Member]
Cash flow from operating activities
Net loss attributable to Lottery.com Inc.					(872,564)
Adjustments to reconcile net loss to net cash used in operating activities:
Net income attributable to noncontrolling interest					351,974
Depreciation and amortization					1,192,902
Loss on impairment of intangibles					(799,800)
Changes in assets & liabilities:
Other current assets					81,684
Other current assets					(81,684)
Trade payables					(17,732)
Accrued interest					8,361
Accrued interest					(8,361)
Accrued and other expenses					89,918
Other liabilities					96,878
Prior period adjustments to Accumulated Deficit (8)					32,151
Net cash used by operating activities					80,620
Net cash provided by operating activities					80,620
Cash flow from financing activities
Proceeds from issuance of notes payable					48,925
Effect of exchange rate changes on cash					129,545
Income tax benefit					$ 60,000